CONSOLIDATED BALANCE SHEETS (Parenthetical) ¥ in Millions	Dec. 31, 2022 CNY (¥) shares	Dec. 31, 2021 CNY (¥) shares
Ordinary shares, shares authorized	4,000,000,000	4,000,000,000
Ordinary shares, shares issued	1,680,220,892	1,661,749,433
Ordinary shares, shares outstanding	1,662,159,868	1,643,669,180
Treasury stock, shares	18,061,024	18,080,253
Trade and notes receivables, Allowance for credit losses | ¥	¥ 39.6	¥ 25.4
Amounts due from related parties, Allowance for credit losses | ¥	6.7	12.7
Prepayments and other current assets, Allowance for credit losses | ¥	4.0	3.9
Other non-current assets, Allowance for credit losses | ¥	¥ 89.6	¥ 49.3
Class A Ordinary Shares
Ordinary shares, shares authorized	2,632,030,222	2,500,000,000
Ordinary shares, shares issued	1,531,720,892	1,384,955,501
Ordinary shares, shares outstanding	1,513,659,868	1,366,875,248
Class B Ordinary Shares
Ordinary shares, shares authorized	0	132,030,222
Ordinary shares, shares issued	0	128,293,932
Ordinary shares, shares outstanding	0	128,293,932
Class C Ordinary Shares
Ordinary shares, shares authorized	148,500,000	148,500,000
Ordinary shares, shares issued	148,500,000	148,500,000
Ordinary shares, shares outstanding	148,500,000	148,500,000